Segment Reporting (Details) - Schedule of revenues by geographic areas - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
China [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 53,130,894	$ 47,271,235	$ 47,606,489
As % of Sales	81.22%	79.93%	72.66%
US [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 5,740,265	$ 2,996,803	$ 8,285,920
As % of Sales	8.78%	5.07%	12.65%
India [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 4,191,611	$ 5,082,525	$ 3,795,089
As % of Sales	6.41%	8.59%	5.79%
Australia [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 546,807	$ 1,327,488	$ 473,613
As % of Sales	0.84%	2.24%	0.72%
Switzerland [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 514,951
As % of Sales	0.79%
Other foreign countries [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 6,122,083	$ 2,459,227	$ 5,357,205
As % of Sales	1.96%	4.17%	8.18%